Note 9 - Shareholders' Equity (Detail)	12 Months Ended
Dec. 31, 2012
Common Stock, Voting Rights	Each share of Class A Common Stock is entitled to one vote and each share of Class B Common Stock is entitled to ten votes on all matters submitted to a vote of the shareholders.Except for the election of Avalon's Board of Directors, the Class A Common Stock and the Class B Common Stock vote together as a single class on all matters presented for a vote to the shareholders.However, with regard to the election of directors, for as long as the outstanding Class B Common Stock has more than 50% of the total outstanding voting power of all common stock, the holders of the Class A Common Stock, voting as a separate class, will elect the number of directors equal to at least 25% of the total Board of Directors and the holders of the Class B Common Stock, voting as a separate class, will elect the remaining directors.Thereafter, the holders of the Class A Common Stock (one vote per share) and Class B Common Stock (ten votes per share) will vote together as a single class for the election of directors.The holders of a majority of all outstanding shares of Class A Common Stock or Class B Common Stock, voting as separate classes, must also approve amendments to the Articles of Incorporation that adversely affect the shares of their class.Shares of Class A Common Stock and Class B Common Stock do not have cumulative voting rights.
Convertible Preferred Stock, Terms of Conversion	Each share of Class B Common Stock is convertible, at any time, at the option of the shareholder, into one share of Class A Common Stock.Shares of Class B Common Stock are also automatically converted into shares of Class A Common Stock on the transfer of such shares to any person other than Avalon, another holder of Class B Common Stock or a Permitted Transferee, as defined in Avalon's Articles of Incorporation.The Class A Common Stock is not convertible